Derivative Financial Instruments and Hedge Accounting - Summary of Average of Hedge Ratio for Each Type of Hedge Accounting (Details)	Dec. 31, 2025	Dec. 31, 2024
Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	8,627,569,000,000	10,320,120,000,000
Average interest rate	3.86%	4.68%
Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,362.03	1,325.95
Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,541.37	1,464.6
Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	911.05	890.56
Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,862.01	1,539.22
Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	12,305,833,000,000	9,751,593,000,000
Average interest rate	3.94%	4.43%
Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,351.96	1,282.82
Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,526.9	1,423.08
Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	905.35	885.25
Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	242,498,000,000	252,546,000,000
Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,173.81	1,172.13
1 year | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	5,146,871,000,000	5,071,561,000,000
Average interest rate	3.67%	4.58%
1 year | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,362.39	1,341.52
1 year | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,556.92	1,464.04
1 year | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	911.05	891.13
1 year | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,862.01	1,539.22
1 year | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	3,715,273,000,000	2,385,743,000,000
Average interest rate	3.46%	3.05%
1 year | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,264.42	1,228.8
1 year | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,501	1,374.73
1 year | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	896.73	851.5
1 year | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	242,498,000,000	15,876,000,000
1 year | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,173.81	1,071
2 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	402,995,000,000	1,674,709,000,000
Average interest rate	4.31%	4.65%
2 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,356.4	1,298.73
2 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,481.21	1,469.25
2 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	885.6
2 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
2 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	3,779,416,000,000	3,059,818,000,000
Average interest rate	4.37%	4.14%
2 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,433.62	1,250.67
2 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,560.67	1,501
2 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	932.6	889
2 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	236,670,000,000
2 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,178.91
3 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	94,321,000,000	444,487,000,000
Average interest rate	4.85%	4.71%
3 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,276.69
3 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,447.53
3 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
3 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
3 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	3,059,931,000,000	2,779,439,000,000
Average interest rate	3.96%	4.98%
3 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,344.27	1,331.02
3 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,505.5	0
3 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	932.6
3 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
3 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	880,581,000,000	189,448,000,000
Average interest rate	5.92%	5.74%
4 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,172,452,000,000	981,453,000,000
Average interest rate	3.47%	4.91%
4 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,353.74	1,254.81
4 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,392
4 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
4 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,531,878,000,000	941,835,000,000
Average interest rate	2.96%	6.69%
5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	578,761,000,000	545,140,000,000
Average interest rate	0.00%	3.71%
5 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,411.82	1,373.85
5 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	570,923,000,000	1,998,080,000,000
Average interest rate	3.73%	3.81%
Over 5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
Average interest rate	0.00%	0.00%
Over 5 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
Over 5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0